Income Taxation - Reconciliation of Earnings before Income Taxes Computed by Applying Effective Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Earnings (loss) before income taxes	$ 1,734,949	$ 933,216	$ (217,450)
Bermuda income taxes at statutory rate	0.00%	0.00%	0.00%
Foreign income tax rate differential	1.20%	8.60%	0.60%
Change in valuation allowance	0.10%	(7.20%)	(1.80%)
U.S. base erosion and anti-abuse tax	0.00%	0.30%	(0.30%)
Other	0.10%	(0.40%)	3.20%
Effective tax rate	1.40%	1.30%	1.70%